LEASES - Schedule of Lease Liability Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finance Leases
2025	$ 46,841
2026	7,301
2027	7,256
2028	7,337
2029	4,676
Thereafter	6,106
Total lease payments	79,517
Less: present value discount	(5,499)
Total finance lease liability	74,018	$ 33,184
Operating Leases
2025	81,033
2026	71,168
2027	63,687
2028	45,362
2029	37,926
Thereafter	121,023
Total lease payments	420,199
Less: present value discount	(76,467)
Total operating lease liability	$ 343,732